                               [NATIONWIDE LOGO]







                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6

                                 ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1999


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO





APO-3232-G (12/99)

                               [NATIONWIDE LOGO]



                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220




                              [PRESIDENT'S PHOTO]


                              PRESIDENT'S MESSAGE

                We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide Variable Account-6.

                During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

                The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

                We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

                We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 10, 2000

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999

ASSETS:

   Investments at market value:
      Evergreen - VA Equity Index Fund (EvEIx)
         435,045 shares (cost $4,704,110) ............................................................      $     4,994,314
      Evergreen - VA Foundation Fund (EvFound)
         7,246,783 shares (cost $99,883,662) .........................................................          113,774,499
      Evergreen - VA Fund (EvFund)
         3,047,740 shares (cost $46,678,475) .........................................................           52,756,379
      Evergreen - VA Global Leaders Fund (EvGloLead)
         1,267,627 shares (cost $16,176,541) .........................................................           20,091,883
      Evergreen - VA Growth and Income Fund (EvGrInc)
         4,230,169 shares (cost $63,819,992) .........................................................           73,774,146
      Evergreen - VA International Growth Fund (EvIntGr)
         287,710 shares (cost $2,834,759) ............................................................            3,659,672
      Evergreen - VA Masters Fund (EvMasters)
         1,503,793 shares (cost $15,343,546) .........................................................           18,902,682
      Evergreen - VA Omega Fund (EvOmega)
         1,223,887 shares (cost $18,798,344) .........................................................           24,453,255
      Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI)
         488,293 shares (cost $4,766,153) ............................................................            4,951,295
      Evergreen - VA Strategic Income Fund (EvStratInc)
         1,707,035 shares (cost $17,872,299) .........................................................           18,026,286
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         178,377 shares (cost $2,185,324) ............................................................            2,017,449
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         134,100 shares (cost $2,523,919) ............................................................            3,679,713
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         123,623 shares (cost $2,013,516) ............................................................            2,308,049
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         123,329 shares (cost $2,763,322) ............................................................            3,595,029
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         158,415 shares (cost $3,080,077) ............................................................            3,667,312
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         117,098 shares (cost $1,356,303) ............................................................            1,263,484
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         8,012,224 shares (cost $8,012,224) ..........................................................            8,012,224
                                                                                                            ---------------
            Total investments ........................................................................          359,927,671
      Accounts receivable ............................................................................               14,064
                                                                                                            ---------------
            Total assets .............................................................................          359,941,735
ACCOUNTS PAYABLE .....................................................................................                5,656
                                                                                                            ---------------
CONTRACT OWNERS' EQUITY ..............................................................................      $   359,936,079
                                                                                                            ===============



                                                                                                                           ANNUAL
Contract owners' equity represented by:                       UNITS           UNIT VALUE                                 RETURN(b)
                                                            --------          ----------                                 ---------
Contracts in accumulation phase:

     Evergreen - VA Equity Index Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       132,858       $ 11.381773       $        1,512,160           14%(a)
        Non-tax qualified  . . . . . . . . . . . . . . ..       306,687         11.381773                3,490,642           14%(a)

     Evergreen - VA Foundation Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .     2,178,349         17.085223               37,217,578            9%
        Non-tax qualified  . . . . . . . . . . . . . . ..     4,480,908         17.085223               76,557,312            9%

     Evergreen - VA Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       840,158         19.546002               16,421,730           21%
        Non-tax qualified  . . . . . . . . . . . . . . ..     1,858,918         19.546002               36,334,415           21%

     Evergreen - VA Global Leaders Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       409,028         15.505471                6,342,172           23%
        Non-tax qualified  . . . . . . . . . . . . . . ..       886,768         15.505471               13,749,756           23%

     Evergreen - VA Growth and Income Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .     1,173,630         18.858129               22,132,466           17%
        Non-tax qualified  . . . . . . . . . . . . . . ..     2,738,415         18.858129               51,641,383           17%

     Evergreen - VA International Growth Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .        58,435         12.730754                  743,922           36%
        Non-tax qualified  . . . . . . . . . . . . . . ..       127,084         12.730754                1,617,875           36%
        Initial Funding by Depositor (note 1a) . . . ....       100,000         12.979191                1,297,919           38%

     Evergreen - VA Masters Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       368,926         12.595397                4,646,769           26%(a)
        Non-tax qualified  . . . . . . . . . . . . . . ..       726,670         12.595397                9,152,697           26%(a)
        Initial Funding by Depositor (note 1a) . . . ....       400,000         12.758280                5,103,312           28%(a)

     Evergreen - VA Omega Growth Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       379,798         19.198916                7,291,710           45%
        Non-tax qualified  . . . . . . . . . . . . . . ..       789,802         19.198916               15,163,342           45%
        Initial Funding by Depositor (note 1a) . . . ....       100,000         19.980000                1,998,000           47%

     Evergreen - VA Small Cap Equity Income:
        Tax qualified . . . . . . . . . . . . . . . . . .       114,972         10.633805                1,222,590           11%
        Non-tax qualified  . . . . . . . . . . . . . . ..       248,252         10.633805                2,639,863           11%
        Initial Funding by Depositor (note 1a) . . . ....       100,000         10.886886                1,088,689           12%

     Evergreen - VA Strategic Income Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       592,386         10.889649                6,450,876            0%
        Non-tax qualified  . . . . . . . . . . . . . . ..     1,062,973         10.889649               11,575,403            0%

     Fidelity VIP - High Income Portfolio:
        Tax qualified . . . . . . . . . . . . . . . . . .        36,478         12.623913                  460,495            7%
        Non-tax qualified  . . . . . . . . . . . . . . ..       123,333         12.623913                1,556,945            7%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6


                                                                                                                     ANNUAL
                                                                        UNITS      UNIT VALUE                       RETURN(b)
                                                                      ---------    ----------                       ---------

     Fidelity VIP - Overseas Portfolio:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .     32,318       18.736556         605,528         41%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    164,086       18.736556       3,074,407         41%

     Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .     32,327       16.412859         530,578         10%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    108,297       16.412859       1,777,463         10%

     Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .     23,459       18.593650         436,188         23%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    169,889       18.593650       3,158,857         23%

     Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .     43,970       15.407270         677,458          3%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    194,054       15.407270       2,989,842          3%

     Nationwide SAT - Government Bond Fund:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .      7,558       11.536586          87,194         (4)%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    101,961       11.536586       1,176,282         (4)%

     Nationwide SAT - Money Market Fund:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .    247,552       11.472786       2,840,111          3%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    450,819       11.472786       5,172,150          3%
                                                                     =========     ===========   -------------
                                                                                                 $ 359,936,079
                                                                                                 =============


(a) Non-annualized. The return was computed for the period 10/01/99 and 2/01/99 (effective dates) through 12/31/99 for Evergreen - VA Equity Index Fund and Evergreen - VA Masters Fund, respectively.
(b) The annual return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
---------------------------------
STATEMENTS OF OPERATIONS
---------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                     Total                           EvEIX
                                                       -------------------------------------------------------------
                                                            1999            1998            1999            1998
                                                       --------------  --------------  -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    3,507,963       2,674,845          12,815               -
  Mortality, expense and administration
    charges (note 2)...............................        (3,718,837)     (2,047,220)        (16,525)              -
                                                       --------------  --------------  --------------  --------------
    Net investment activity........................          (210,874)        627,625          (3,710)              -
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............        25,344,482      18,362,960          12,392               -
  Cost of mutual fund shares sold..................       (19,811,330)    (15,304,263)        (11,578)              -
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............         5,533,152       3,058,697             814               -
  Change in unrealized gain (loss) on investments          30,906,462       1,749,886         290,204               -
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................        36,439,614       4,808,583         291,018               -
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains.........................         8,527,021       3,792,356           8,821               -
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........        44,755,761       9,228,564         296,129               -
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................       134,498,291     120,644,969       2,716,711               -
  Transfers between funds..........................                 -               -       2,015,594               -
  Redemptions......................................       (29,204,207)     (9,976,873)        (35,186)              -
  Contingent deferred sales charges (note 2)                 (621,637)       (221,448)           (844)              -
  Adjustments to maintain reserves.................            38,982          (2,045)         10,398               -
                                                       --------------  --------------  --------------  --------------
      Net equity transactions......................       104,711,429     110,444,603       4,706,673               -
                                                       --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       149,467,190     119,673,167       5,002,802               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               210,468,889      90,795,722               -               -
                                                       --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............    $  359,936,079     210,468,889       5,002,802               -
                                                       ==============  ==============  ==============  ==============


                                                                    EvFound                          EvFund
                                                       ----------------------------------------------------------------
                                                            1999            1998             1999            1998
                                                        -------------   --------------  --------------  ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $   1,986,621        1,205,584         327,041               -
  Mortality, expense and administration
    charges (note 2)...............................        (1,266,346)        (683,822)       (618,988)       (374,658)
                                                        -------------   --------------  --------------  --------------
    Net investment activity........................           720,275          521,762        (291,947)       (374,658)
                                                        -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............         2,388,932        2,201,565       4,950,958       3,741,560
  Cost of mutual fund shares sold..................        (1,597,023)      (1,554,017)     (3,136,181)     (2,464,952)
                                                        -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............           791,909          647,548       1,814,777       1,276,608
  Change in unrealized gain (loss) on investments           7,234,104        1,967,032       3,674,261        (993,694)
                                                        -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................         8,026,013        2,614,580       5,489,038         282,914
                                                        -------------   --------------  --------------  --------------
  Reinvested capital gains.........................           198,134        1,011,705       3,898,701       1,170,913
                                                        -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         8,944,422        4,148,047       9,095,792       1,079,169
                                                        -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        46,265,474       40,873,811      14,204,940      21,624,968
  Transfers between funds..........................        (1,581,847)        (345,390)     (3,198,407)       (264,570)
  Redemptions......................................        (8,857,380)      (3,807,693)     (5,182,813)     (1,784,878)
  Contingent deferred sales charges (note 2)                 (199,602)         (78,359)        (97,994)        (36,780)
  Adjustments to maintain reserves.................               387                3            (213)           (385)
                                                        -------------   --------------  --------------  --------------
      Net equity transactions......................        35,627,032       36,642,372       5,725,513      19,538,355
                                                        -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        44,571,454       40,790,419      14,821,305      20,617,524
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                69,203,436       28,413,017      37,934,840      17,317,316
                                                        -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............     $ 113,774,890       69,203,436      52,756,145      37,934,840
                                                        =============   ==============  ==============  ==============

                                                                                                            (Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
--------------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
--------------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                    EvGloLead                        EvGrInc
                                                        ------------------------------  ------------------------------
                                                              1999            1998            1999            1998
                                                        --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $       81,336          53,046         276,598         445,613
  Mortality, expense and administration
    charges (note 2)...............................           (179,280)        (70,467)       (872,787)       (589,626)
                                                        --------------  --------------  --------------  --------------
    Net investment activity........................            (97,944)        (17,421)       (596,189)       (144,013)
                                                        --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............          2,051,911         333,363       4,878,973       2,532,809
  Cost of mutual fund shares sold..................         (1,404,129)       (320,068)     (3,098,368)     (1,711,193)
                                                        --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............            647,782          13,295       1,780,605         821,616
  Change in unrealized gain (loss) on investments            2,929,610         937,511       5,709,832      (1,097,281)
                                                        --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................          3,577,392         950,806       7,490,437        (275,665)
                                                        --------------  --------------  --------------  --------------
  Reinvested capital gains.........................                  -               -       3,657,343       1,025,093
                                                        --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........          3,479,448         933,385      10,551,591         605,415
                                                        --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................          8,792,541       5,846,998      18,028,055      31,886,459
  Transfers between funds..........................            851,675         106,880      (3,768,754)       (880,523)
  Redemptions......................................         (2,583,521)       (202,140)     (6,559,622)     (2,663,166)
  Contingent deferred sales charges (note 2)                   (30,441)         (1,289)       (145,015)        (59,682)
  Adjustments to maintain reserves.................                 53            (281)           (298)            243
                                                        --------------  --------------  --------------  --------------
      Net equity transactions......................          7,030,307       5,750,168       7,554,366      28,283,331
                                                        --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         10,509,755       6,683,553      18,105,957      28,888,746
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  9,582,173       2,898,620      55,667,892      26,779,146
                                                        --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............     $   20,091,928       9,582,173      73,773,849      55,667,892
                                                        ==============  ==============  ==============  ==============





                                                                     EvIntGr                         EvMasters
                                                        ------------------------------- -------------------------------
                                                              1999            1998             1999            1998
                                                        --------------   -------------- -------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $      39,598                -          17,853               -
  Mortality, expense and administration
    charges (note 2)...............................            (17,896)          (1,172)        (95,998)              -
                                                         -------------   --------------  --------------  --------------
    Net investment activity........................             21,702           (1,172)        (78,145)              -
                                                         -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............            235,602           25,398         307,914               -
  Cost of mutual fund shares sold..................           (193,938)         (28,372)       (286,904)              -
                                                         -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............             41,664           (2,974)         21,010               -
  Change in unrealized gain (loss) on investments              855,427          (30,514)      3,559,136               -
                                                         -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................            897,091          (33,488)      3,580,146               -
                                                         -------------   --------------  --------------  --------------
  Reinvested capital gains.........................             28,914                -         227,368               -
                                                         -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........            947,707          (34,660)      3,729,369               -
                                                         -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................          1,347,355        1,349,323      14,110,206               -
  Transfers between funds..........................            (32,232)         109,498       1,297,990               -
  Redemptions......................................            (26,285)               -        (228,112)              -
  Contingent deferred sales charges (note 2)                    (1,035)               -          (6,772)              -
  Adjustments to maintain reserves.................                 44                1              97               -
                                                         -------------   --------------  --------------  --------------
      Net equity transactions......................          1,287,847        1,458,822      15,173,409               -
                                                         -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............          2,235,554        1,424,162      18,902,778               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  1,424,162                -               -               -
                                                         -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............      $   3,659,716        1,424,162      18,902,778               -
                                                         =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   EvOmega                        EvSmCapEI
                                                       ------------------------------  ------------------------------
                                                            1999            1998            1999            1998
                                                       --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $            -               -          35,080          26,284
  Mortality, expense and administration
    charges (note 2)................................         (108,620)        (23,680)        (36,562)         (6,043)
                                                       --------------  --------------  --------------  --------------
    Net investment activity.........................         (108,620)        (23,680)         (1,482)         20,241
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.............          415,768         661,548         273,569          61,160
  Cost of mutual fund shares sold...................         (286,660)       (637,865)       (270,309)        (66,317)
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.............          129,108          23,683           3,260          (5,157)
  Change in unrealized gain (loss) on investments           4,895,321         663,791         184,094           1,048
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments..................        5,024,429         687,474         187,354          (4,109)
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains..........................                -               -         199,108           2,958
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                   4,915,809         663,794         384,980          19,090
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................      12,221,252       1,604,948       2,265,039       2,256,250
  Transfers between funds............................       3,830,432         (22,143)        150,571           9,853
  Redemptions........................................        (527,899)        (76,952)       (156,174)         (3,501)
  Contingent deferred sales charges (note 2)                  (21,649)           (169)         (6,643)              -
  Adjustments to maintain reserves...................          (3,503)            (30)         31,679              (2)
                                                       --------------  --------------  --------------  --------------
      Net equity transactions........................      15,498,633       1,505,654       2,284,472       2,262,600
                                                       --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................      20,414,442       2,169,448       2,669,452       2,281,690
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 4,038,610       1,869,162       2,281,690               -
                                                       --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................  $   24,453,052       4,038,610       4,951,142       2,281,690
                                                       ==============  ==============  ==============  ==============


                                                                 EvStratInc                        FidVIPHI
                                                        ------------------------------  ------------------------------
                                                            1999            1998             1999            1998
                                                        ------------    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................               -          421,087         192,964         166,235
  Mortality, expense and administration
    charges (note 2).................................        (203,618)         (81,408)        (30,227)        (31,839)
                                                        -------------   --------------  --------------  --------------
    Net investment activity..........................        (203,618)         339,679         162,737         134,396
                                                        -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..............       2,710,390        1,064,321         369,935         637,651
  Cost of mutual fund shares sold....................      (2,653,412)      (1,035,887)       (407,073)       (608,365)
                                                        -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..............          56,978           28,434         (37,138)         29,286
  Change in unrealized gain (loss) on investments             275,154         (130,808)          3,757        (397,432)
                                                        -------------   --------------  --------------  --------------
    Net gain (loss) on investments...................         332,132         (102,374)        (33,381)       (368,146)
                                                        -------------   --------------  --------------  --------------
  Reinvested capital gains...........................               -                -           7,214         105,628
                                                        -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                     128,514          237,305         136,570        (128,122)
                                                        -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................       9,944,768        8,368,709         122,043         560,932
  Transfers between funds............................        (778,833)         625,598        (182,540)       (309,711)
  Redemptions........................................      (2,404,082)        (250,007)       (143,934)        (93,106)
  Contingent deferred sales charges (note 2)                  (46,706)          (3,783)         (3,570)         (1,478)
  Adjustments to maintain reserves...................              (4)             (75)             10            (365)
                                                        -------------   --------------  --------------  --------------
      Net equity transactions........................       6,715,143        8,740,442        (207,991)        156,272
                                                        -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................       6,843,657        8,977,747         (71,421)         28,150
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                11,182,622        2,204,875       2,088,861       2,060,711
                                                        -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................      18,026,279       11,182,622       2,017,440       2,088,861
                                                        =============   ==============  ==============  ==============

                                                                                                           (Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
------------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
------------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                      FidVIPOv                        FidVIPAM
                                                          -----------------------------   -----------------------------
                                                               1999            1998            1999            1998
                                                          --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................     $       44,638          51,626          71,275          60,892
  Mortality, expense and administration
    charges (note 2).................................            (42,013)        (40,291)        (30,804)        (28,570)
                                                          --------------  --------------  --------------  --------------
    Net investment activity..........................              2,625          11,335          40,471          32,322
                                                          --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..............            407,605         298,379         264,224         180,711
  Cost of mutual fund shares sold....................           (350,564)       (271,550)       (231,235)       (165,427)
                                                          --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..............             57,041          26,829          32,989          15,284
  Change in unrealized gain (loss) on investments                948,170         100,727          39,345          24,653
                                                          --------------  --------------  --------------  --------------
    Net gain (loss) on investments...................          1,005,211         127,556          72,334          39,937
                                                          --------------  --------------  --------------  --------------
  Reinvested capital gains...........................             71,996         152,162          90,281         182,677
      Net increase (decrease) in contract owners'         --------------  --------------  --------------  --------------
        equity resulting from operations.............          1,079,832         291,053         203,086         254,936
                                                          --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................             33,812         146,809          20,375         157,578
  Transfers between funds............................           (238,092)        (96,968)        119,203         (49,668)
  Redemptions........................................           (104,841)        (88,116)       (187,208)        (91,144)
  Contingent deferred sales charges (note 2)                      (2,597)         (1,809)         (4,545)         (1,133)
  Adjustments to maintain reserves...................                253            (595)             10            (287)
                                                          --------------  --------------  --------------  --------------
      Net equity transactions........................           (311,465)        (40,679)        (52,165)         15,346
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................            768,367         250,374         150,921         270,282
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                    2,911,568       2,661,194       2,157,120       1,886,838
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................     $    3,679,935       2,911,568       2,308,041       2,157,120
                                                          ==============  ==============  ==============  ==============




                                                                     Fid VIPCon                       FidVIPGrOp
                                                          -------------------------------  -------------------------------
                                                               1999            1998             1999            1998
                                                          --------------   --------------  --------------  ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................      $      10,312            9,259          32,669          19,139
  Mortality, expense and administration
    charges (note 2).................................            (37,912)         (23,433)        (50,881)        (33,857)
                                                           -------------   --------------  --------------  --------------
    Net investment activity..........................            (27,600)         (14,174)        (18,212)        (14,718)
                                                           -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..............            299,195          486,379         309,430         264,446
  Cost of mutual fund shares sold....................           (211,177)        (386,936)       (203,224)       (195,987)
                                                           -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..............             88,018           99,443         106,206          68,459
  Change in unrealized gain (loss) on investments                455,787          269,080         (47,401)        433,931
                                                           -------------   --------------  --------------  --------------
    Net gain (loss) on investments...................            543,805          368,523          58,805         502,390
                                                           -------------   --------------  --------------  --------------
  Reinvested capital gains...........................             75,624           68,120          61,077          66,530
      Net increase (decrease) in contract owners'          -------------   --------------  --------------  --------------
        equity resulting from operations.............            591,829          422,469         101,670         554,202
                                                           -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................             48,616          337,230          61,100         861,311
  Transfers between funds............................            942,089          179,052         430,707         389,976
  Redemptions........................................            (85,928)         (30,229)       (123,116)       (109,496)
  Contingent deferred sales charges (note 2)                      (2,429)            (490)         (4,014)         (4,526)
  Adjustments to maintain reserves...................                 26             (214)              5            (349)
                                                           -------------   --------------  --------------  --------------
      Net equity transactions........................            902,374          485,349         364,682       1,136,916
                                                           -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................          1,494,203          907,818         466,352       1,691,118
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                    2,100,842        1,193,024       3,200,948       1,509,830
                                                           -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................      $   3,595,045        2,100,842       3,667,300       3,200,948
                                                           =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
--------------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
--------------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                  NSATGvtBd                       NSATMyMkt
                                                       ------------------------------  ------------------------------
                                                            1999             1998            1999            1998
                                                       --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $       68,770          43,647         310,393         172,433
  Mortality, expense and administration
    charges (note 2)...............................           (18,162)        (10,720)        (92,218)        (47,634)
                                                       --------------  --------------  --------------  --------------
    Net investment activity........................            50,608          32,927         218,175         124,799
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............           148,028         315,041       5,319,656       5,558,629
  Cost of mutual fund shares sold..................          (149,899)       (298,698)     (5,319,656)     (5,558,629)
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............            (1,871)         16,343               -               -
  Change in unrealized gain (loss) on investments            (100,339)          1,842               -               -
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................          (102,210)         18,185               -               -
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains.........................             2,440           6,570               -               -
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........           (49,162)         57,682         218,175         124,799
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................            24,021          67,906       4,291,983       4,701,737
  Transfers between funds..........................            37,137         995,059         105,307        (446,943)
  Redemptions......................................          (118,278)        (37,892)     (1,879,828)       (738,553)
  Contingent deferred sales charges (note 2)                   (2,242)         (1,011)        (45,539)        (30,939)
  Adjustments to maintain reserves.................                (8)            (50)             46             341
                                                       --------------  --------------  --------------  --------------
      Net equity transactions......................           (59,370)      1,024,012       2,471,969       3,485,643
                                                       --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............          (108,532)      1,081,694       2,690,144       3,610,442
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 1,372,008         290,314       5,322,117       1,711,675
                                                       --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............    $    1,263,476       1,372,008       8,012,261       5,322,117
                                                       ==============  ==============  ==============  ==============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

         On August 17, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

         On February 1, 1999, the Company (Depositor) transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:
              Funds of the Evergreen Variable Trust (Evergreen);
                Evergreen - VA Equity Index Fund (EvEIx) (this fund became available on 10/01/99)
                Evergreen - VA Foundation Fund (EvFound)
                Evergreen - VA Fund (EvFund) Evergreen - VA Global Leaders Fund (EvGloLead)
                Evergreen - VA Growth and Income Fund (EvGrInc)
                Evergreen - VA International Growth Fund (EvIntGr)
                Evergreen - VA Masters Fund (EvMasters) (this fund became available on 2/01/99)
                Evergreen - VA Omega Fund (EvOmega) (formerly Evergreen - VA Aggressive Growth Fund)
                Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI) Evergreen - VA Strategic Income Fund (EvStratInc)
              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)
              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-6:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000




--------------------------------------------------------------------------------

                                                                 ---------------
NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     U.S. Postage
                                                                      PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521
                                                                 ---------------












Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company